Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10-K) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018		$ 265,050
2019		60,600
2020
Net Minimum Lease Payments	$ 210,995	$ 325,650